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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7402

                Van Kampen New York Value Municipal Income Trust
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   7/31/04


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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN NEW YORK VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)

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


  PAR
 AMOUNT
 (000)    DESCRIPTION                                                                 COUPON          MATURITY           VALUE
          MUNICIPAL BONDS    155.2%
          NEW YORK    146.1%
 $1,500   Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of Buffalo Proj (FSA Insd)       5.750%         05/01/20        $ 1,675,935
  1,100   Islip NY Res Recovery Agy (AMT) (FSA Insd)                                   5.750          07/01/20          1,190,387
  2,000   Islip, NY Res Recovery Agy (AMT) (AMBAC Insd)                                7.250          07/01/11          2,412,920
  2,000   Long Island Pwr Auth NY Elec Sys Rev Gen Ser C                               5.500          09/01/19          2,130,060
  1,000   Metropolitan Trans Auth NY Rev Ser A Rfdg (AMBAC Insd)                       5.500          11/15/19          1,098,320
  1,000   Metropolitan Trans Auth NY Svc Contract Ser A Rfdg                           5.125          01/01/29          1,003,830
  1,000   Metropolitan Trans Auth NY Svc Contract Ser B (MBIA Insd)                    5.500          07/01/14          1,129,660
  1,115   Monroe Woodbury, NY Cent Sch Ser A Rfdg (FGIC Insd)                          5.000          05/15/19          1,180,885
  1,500   Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser A (AMBAC Insd)           5.000          11/15/18          1,584,930
    295   Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser A-1 (AMBAC Insd)         5.375          11/15/16            322,444
  1,000   Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser B Rfdg (AMBAC Insd)      5.000          11/15/17          1,062,940
  1,000   New York City Hsg Dev Corp Multi-Family Hsg Rev Ser A (AMT)                  5.950          11/01/32          1,033,700
  2,000   New York City Indl Dev Agy Brooklyn Navy Yard (AMT)                          5.650          10/01/28          1,793,320
  1,355   New York City Indl Dev Agy Civic Fac Rev Nightingale Bamford Sch Rfdg
          (AMBAC Insd)                                                                 5.250          01/15/19          1,450,907
  2,000   New York City Indl Dev Agy Spl Fac Rev Terminal One Group Assn Proj
          (AMT)                                                                        6.000          01/01/15          2,050,020
  1,230   New York City Indl Dev Civic YMCA Gtr NY Proj                                5.850          08/01/08          1,328,203
  1,500   New York City Indl Dev Civic YMCA Gtr NY Proj                                5.800          08/01/16          1,613,640
  1,000   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev                            5.500          06/15/33          1,041,410
  3,000   New York City Muni Wtr Fin Auth Wtr & Swr Sys Ser B (FGIC Insd)              5.250          06/15/29          3,040,170
  1,500   New York City Ser E Rfdg (MBIA Insd)                                         6.200          08/01/08          1,687,740
  1,000   New York City Ser H (FGIC Insd)                                              6.000          08/01/12          1,155,660
     60   New York City Transitional Fin Auth Rev Future Tax Secd Ser A                5.000          08/15/27             60,065
  1,750   New York City Transitional Fin Auth Rev Future Tax Secd Ser B (MBIA
          Insd)                                                                        5.250          05/01/16          1,893,237
  1,000   New York City Transitional Fin Auth Rev Future Tax Secd Ser C (AMBAC
          Insd)                                                                        5.250          08/01/21          1,059,930
  1,000   New York City Transitional Fin Auth Rev Future Tax Secd Ser D (MBIA
          Insd)                                                                        5.250          02/01/19          1,071,100
  1,000   New York St Dorm Auth Lease Rev Court Fac Ser A                              5.375          05/15/22          1,049,180
    745   New York St Dorm Auth Lease Rev Master Boces Pgm (FSA Insd)                  5.250          08/15/21            792,665
    500   New York St Dorm Auth Lease Rev Master Boces Pgm (FSA Insd)                  5.250          08/15/23            526,645
  2,150   New York St Dorm Auth Lease Rev Master Boces Pgm Ser A (FSA Insd)            5.250          08/15/16          2,317,980
  1,000   New York St Dorm Auth Lease Rev St Univ Dorm Fac                             5.375          07/01/16          1,080,180
    820   New York St Dorm Auth Lease Univ Dorm Fac B                                  5.125          07/01/28            827,806


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

  2,055   New York St Dorm Auth Lease Univ Dorm Fac B (Prerefunded @ 7/01/09)          5.125          07/01/28          2,279,509
  1,500   New York St Dorm Auth Rev City Univ Sys Cons Ser A                           5.625          07/01/16          1,689,015
  2,500   New York St Dorm Auth Rev Cons City Univ Sys Second Gen Ser A                5.750          07/01/13          2,829,425
  1,670   New York St Dorm Auth Rev Dept Education                                     5.250          07/01/19          1,775,444
  1,800   New York St Dorm Auth Rev Hosp (MBIA Insd)                                   5.000          08/01/33          1,800,702
  1,425   New York St Dorm Auth Rev Insd John T Mather Mem Hosp Rfdg
          (Connie Lee Insd)                                                            6.500          07/01/08          1,611,746
  1,000   New York St Dorm Auth Rev Insd John T Mather Mem Hosp Rfdg
          (Connie Lee Insd)                                                            6.500          07/01/10          1,162,880
  1,720   New York St Dorm Auth Rev Insd John T Mather Mem Hosp Rfdg
          (Connie Lee Insd)                                                            6.500          07/01/11          2,019,022
  1,000   New York St Dorm Auth Rev Mem Sloan-Kettering Ctr Ser 1 (MBIA Insd)          5.000          07/01/20          1,037,480
  1,000   New York St Dorm Auth Rev Mental Hlth Svc A                                  6.000          02/15/07          1,084,110
  1,215   New York St Dorm Auth Rev Mental Hlth Svc B (MBIA Insd)                      5.250          08/15/31          1,232,460
  1,500   New York St Dorm Auth Rev Sch Dist Fin Pgm Ser D (MBIA Insd)                 5.500          10/01/17          1,662,570
  2,515   New York St Dorm Auth Rev Second Hosp Interfaith Med Cent Ser D (FSA
          Insd)                                                                        5.750          02/15/08          2,751,913
  1,000   New York St Dorm Auth Rev Second Hosp North Gen Hosp Rfdg                    5.750          02/15/18          1,101,590
  1,250   New York St Dorm Auth Rev St Personal Income Tax Ed Ser A                    5.000          03/15/32          1,239,750
  3,000   New York St Energy Resh & Dev Auth Gas Fac Rev Brooklyn Union Gas
          Ser C (AMT) (MBIA Insd)                                                      5.600          06/01/25          3,046,890
  1,000   New York St Energy Resh & Dev Auth St Svc Contract Rev                       6.000          04/01/07          1,085,880
  1,000   New York St Environmental Fac Corp St Clean Wtr & Drinking
          Revolving Fd Muni Wtr Proj Ser B                                             5.250          06/15/20          1,067,320
  1,695   New York St Environmental Fac Corp St Clean Wtr &
          Drinking Revolving Fd Ser B                                                  5.000          06/15/21          1,760,274
  1,000   New York St Loc Govt Assistance Corp Ser E Rfdg                              6.000          04/01/14          1,156,670
  2,000   New York St Med Care Fac Fin Agy Rev Saint Peter's Hosp Proj
          Ser A (AMBAC Insd)                                                           5.375          11/01/20          2,044,220
  1,000   New York St Twy Auth Hwy & Brdg Tr Fd Ser A (FSA Insd)                       5.250          04/01/19          1,067,170
  1,000   New York St Twy Auth Second Ser A (MBIA Insd)                                5.000          04/01/22          1,036,810
  2,000   New York St Twy Auth Second Ser A (MBIA Insd)                                5.000          04/01/23          2,062,540
    460   New York St Twy Auth Svc Contract Rev Loc Hwy & Brdg                         5.500          04/01/16            505,094
  2,150   New York St Urban Dev Corp Rev Correctional Fac Ser A Rfdg                   5.500          01/01/14          2,357,798
  1,000   New York St Urban Dev Corp Rev Proj Pine Barrens                             5.375          04/01/17          1,036,170
  1,000   New York St Urban Dev Corp Rev St Fac Rfdg                                   5.500          04/01/07          1,077,100
  1,060   Niagara Falls, NY Wtr Treatment Plant (AMT) (MBIA Insd)                      7.250          11/01/10          1,265,523
  2,000   Port Auth NY & NJ Cons 97th Ser (AMT) (FGIC Insd)                            6.650          01/15/23          2,062,340
  2,500   Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Terminal 6
          (AMT) (MBIA Insd)                                                            5.750          12/01/25          2,654,475
  1,250   Sodus, NY Ctr Sch Dist Rfdg (FGIC Insd)                                      5.125          06/15/17          1,333,263
  1,000   Tobacco Settlement Fin Corp NY Ser C-1                                       5.500          06/01/22          1,055,390
  3,000   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser A                            5.000          01/01/32          2,975,550
  1,600   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser B Rfdg                       5.125          11/15/29          1,617,104
  2,000   Triborough Brdg & Tunl Auth NY Ser E Rfdg (MBIA Insd)                        5.000          11/15/32          2,001,860
  1,000   Yonkers, NY Indl Dev Agy Civic Fac Rev Cmnty Dev Ppty Yonkers Inc
          Ser A                                                                        6.625          02/01/26          1,062,770
                                                                                                                   --------------
                                                                                                                      102,275,696
                                                                                                                   --------------
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



          PUERTO RICO    6.7%
  3,000   Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev Ser Y Rfdg (FSA Insd)           6.250          07/01/21          3,659,250
  1,000   Puerto Rico Pub Bldgs Auth Rev Gtd Govt Fac Ser I (Comwlth Gtd)              5.250          07/01/33          1,010,740
                                                                                                                   --------------
                                                                                                                        4,669,990
                                                                                                                   --------------

         U. S. VIRGIN ISLANDS    2.4%
  1,500  Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                  6.375          10/01/19          1,679,385
                                                                                                                   --------------

TOTAL LONG-TERM INVESTMENTS    155.2%
   (Cost $102,081,392)                                                                                                108,625,071

Short-Term Investment    0.4%
   (Cost $300,000)                                                                                                        300,000
                                                                                                                   --------------

TOTAL INVESTMENTS    155.6%
   (Cost $102,381,392)                                                                                                108,925,071

OTHER ASSETS IN EXCESS OF LIABILITIES    1.5%                                                                           1,082,269

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (57.1%)                                                         (40,002,469)
                                                                                                                   --------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                      $70,004,871
                                                                                                                   ==============
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                 Percentages are calculated as a percentage of net
                 assets applicable to common shares.

AMBAC            - AMBAC Indemnity Corp.
AMT              - Alternative Minimum Tax
Connie Lee       - Connie Lee Insurance Co.
Comwlth          - Commonwealth of Puerto Rico
FGIC             - Financial Guaranty Insurance Co.
FSA              - Financial Security Assurance Inc.
MBIA             - Municipal Bond Investors Assurance Corp.

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Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen New York Value Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name:   Ronald E. Robison
Title: Principal Executive Officer
Date:  September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name:   Ronald E. Robison
Title: Principal Executive Officer
Date:  September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name:   James M. Dykas
Title: Principal Financial Officer
Date:  September 20, 2004